Description of Business and Basis for Preparation Classification of financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	€ 15,075		€ 18,207
Financial liabilities	13,057		12,365
At amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities		€ 23,854
Borrowings
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	12,125		5,850
Borrowings | At amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities		5,850
Trade payables
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	10,166		11,489
Trade payables | At amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities		11,489
Other liabilities
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities	743		6,515
Other liabilities | At amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities		6,515
Other current financial liabilities | At amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities		6,515
Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		18,207
Deposits
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	21		20
Deposits | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		20
Other receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	3		3
Other receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		3
Other non-current financial assets
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	24		23
Other non-current financial assets | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		23
Trade receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	3,042		6,814
Trade receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		6,814
Deposits
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	299		2,099
Deposits | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		2,099
Other receivables
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	615		1,057
Other receivables | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		1,057
Other current financial assets
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	914		3,156
Other current financial assets | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		3,156
Cash and cash equivalents
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets	€ 11,095		€ 8,214
Cash and cash equivalents | Measured at amortized cost
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets		€ 8,214